Change of presentation of expenses and IFRS 3 adjustment - change in the statement of income (Details) - SEK (kr) kr in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Disclosure of voluntary change in accounting policy [line items]
Net sales	kr 49,734		kr 229,347
Research and development expenses	(113,343)	kr (90,077)	(357,485)
Marketing and selling expenses	(93,897)	(19,426)	(179,603)
Administrative expense	(48,532)	(39,353)	(210,630)
Other operating expenses	(2,479)	(1,925)	(6,344)
Operating loss	(208,367)	(150,781)	(524,456)
Net financial income/(expenses)	(3,068)	14,607	11,083
Loss before income tax	(211,434)	(136,174)	(513,373)
Income tax	4,387	3,302	3,836
Loss for the period	kr (207,047)	(132,872)	(509,537)
Voluntary Changes Presenting Marketing And Selling Expenses Separately From Administrative Expenses [Member]
Disclosure of voluntary change in accounting policy [line items]
Net sales			229,347
Research and development expenses		(90,076)	(357,485)
Marketing and selling expenses		(19,426)	(179,603)
Administrative expense		(39,353)	(210,629)
Other operating expenses		(1,925)	(6,085)
Operating loss		(150,781)	(524,456)
Net financial income/(expenses)		14,607	11,083
Loss before income tax		(136,174)	(513,373)
Income tax		3,302	3,836
Loss for the period		(132,872)	(509,537)
Previously reported | Voluntary Changes Presenting Marketing And Selling Expenses Separately From Administrative Expenses [Member]
Disclosure of voluntary change in accounting policy [line items]
Net sales			229,347
Research and development expenses		(90,076)	(357,485)
Administrative expense		(58,779)	(390,232)
Other operating expenses		(1,925)	(6,085)
Operating loss		(150,781)	(524,456)
Net financial income/(expenses)		14,607	11,083
Loss before income tax		(136,174)	(513,373)
Income tax		9,305	3,836
Loss for the period		(126,869)	(509,537)
Adjustment | Voluntary Changes Presenting Marketing And Selling Expenses Separately From Administrative Expenses [Member]
Disclosure of voluntary change in accounting policy [line items]
Income tax		(6,004)
Loss for the period		(6,004)
Re-classification | Voluntary Changes Presenting Marketing And Selling Expenses Separately From Administrative Expenses [Member]
Disclosure of voluntary change in accounting policy [line items]
Marketing and selling expenses		(19,426)	(179,603)
Administrative expense		kr 19,426	kr 179,603